Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 6. Property and Equipment, Net

Property and equipment, at cost, consists of the following as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Machinery and equipment	$698	$649
Automobiles	101	50
Leasehold improvements	120	146
Computer and equipment	87	36
Furniture and fixtures	—	68
Total property, and equipment	1,006	949
Less: accumulated depreciation and amortization	(526)	(492)
Total property, and equipment, net	$480	$457

The aggregate depreciation and amortization related to property and equipment was $210,000 and $184,000 for the years ended December 31, 2021 and 2020, respectively.

During the year ended December 31, 2021, the Company disposed of office furniture and leasehold improvements pursuant to its relocation to a new office space. Most of the assets were fully depreciated and as a result, the disposal resulted in a net loss of $42,400. The loss is included in other income (expense), net within the consolidated statement of operations.